Revenue Recognition (Details) - Schedule of Deferred Revenues from Contracts with Customers - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Revenues from Contracts with Customers [Line Items]
Trade receivables (net of allowance for credit losses of $5,416 and $7,066 at December 31, 2022 and 2023, respectively)		$ 108,385	$ 118,126
Unbilled receivables		15,953	26,114
Contract assets		6,760	4,240
Long-term unbilled receivables	[1]	2,240	2,548
Long-term trade receivables	[1]	1,029	735
Deferred revenues (short-term contract liabilities)		$ 13,537	$ 9,808

[1]	Included in Other long-term receivables in the consolidated statements of financial position.